JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 7.8%
Afterpay Ltd.*	48,302	3,433,420
AGL Energy Ltd.	127,758	676,560
Alumina Ltd.	477,085	585,063
AMP Ltd.	704,729	539,877
Ampol Ltd.	48,370	1,006,975
APA Group	239,503	1,680,590
Aristocrat Leisure Ltd.	129,612	3,971,984
ASX Ltd.	39,294	2,225,989
Aurizon Holdings Ltd.	373,635	1,060,340
AusNet Services Ltd.	385,099	515,024
Australia & New Zealand Banking Group Ltd.	577,603	11,759,178
Bendigo & Adelaide Bank Ltd.	110,918	842,011
BHP Group Ltd.	597,964	23,487,321
BHP Group plc	428,717	13,880,289
BlueScope Steel Ltd.	102,261	1,813,428
Boral Ltd.*	207,511	1,096,740
Brambles Ltd.	293,349	2,511,558
Challenger Ltd.	117,766	492,906
CIMIC Group Ltd.	14,535	220,399
Cochlear Ltd.	13,346	2,414,544
Coles Group Ltd.	270,772	3,484,711
Commonwealth Bank of Australia	360,120	26,399,702
Computershare Ltd.	115,196	1,324,488
Crown Resorts Ltd.*	72,854	462,213
CSL Ltd.	92,384	19,667,691
Dexus, REIT	218,322	1,649,215
Domino’s Pizza Enterprises Ltd.	12,820	1,103,036
Evolution Mining Ltd.	367,930	1,118,977
Fortescue Metals Group Ltd.	337,490	6,166,819
Glencore plc*	2,220,592	9,973,011
Goodman Group, REIT	341,246	5,675,659
GPT Group (The), REIT	391,073	1,340,874
Harvey Norman Holdings Ltd.	139,111	580,986
Incitec Pivot Ltd.	398,285	785,121
Insurance Australia Group Ltd.	500,379	1,784,428
LendLease Corp. Ltd.	139,775	1,254,593
Macquarie Group Ltd.	69,037	7,971,596
Magellan Financial Group Ltd.	29,103	1,050,011
Medibank Pvt Ltd.	559,023	1,363,393
Mirvac Group, REIT	799,264	1,677,576
National Australia Bank Ltd.	669,562	12,768,378
Newcrest Mining Ltd.	165,901	3,206,460
Northern Star Resources Ltd.	236,163	1,759,690
Orica Ltd.	83,450	761,127
Origin Energy Ltd.	357,500	1,080,092
Qantas Airways Ltd.*	189,512	638,849
QBE Insurance Group Ltd.	299,437	2,399,660
Ramsay Health Care Ltd.	37,635	1,779,904
REA Group Ltd.	10,186	1,213,396
Reece Ltd.	58,294	1,011,270
Rio Tinto Ltd.	75,353	7,385,343
Rio Tinto plc	219,210	18,619,774
Santos Ltd.	380,552	1,795,781
Scentre Group, REIT	1,053,574	2,011,528
SEEK Ltd.	71,663	1,550,209
Seven Group Holdings Ltd.	32,120	550,881
Sonic Healthcare Ltd.	96,997	2,865,913
South32 Ltd.	957,858	2,098,946
Stockland, REIT	484,562	1,567,131
Suncorp Group Ltd.	260,427	2,211,771
Sydney Airport*	268,421	1,544,542
Tabcorp Holdings Ltd.	450,951	1,646,020
Telstra Corp. Ltd.	844,952	2,353,549
TPG Telecom Ltd.	75,480	344,400
Transurban Group	555,793	5,862,388
Treasury Wine Estates Ltd.	146,525	1,285,276
Vicinity Centres, REIT	793,489	906,710
Washington H Soul Pattinson & Co. Ltd.	25,527	614,586
Wesfarmers Ltd.	230,152	10,376,788
Westpac Banking Corp.	744,675	13,376,184
WiseTech Global Ltd.	31,983	725,457
Woodside Petroleum Ltd.	195,588	3,141,919
Woolworths Group Ltd.	257,310	7,360,666
Worley Ltd.	64,648	530,851

		286,393,735

Austria — 0.3%
ANDRITZ AG	14,712	809,970
BAWAG Group AG(a)	14,264	810,331
Erste Group Bank AG	60,198	2,332,710
EVN AG	7,673	185,768
Mondi plc	98,558	2,732,398
Oesterreichische Post AG	6,443	340,114
OMV AG	29,228	1,578,131
Raiffeisen Bank International AG	27,375	647,275
Strabag SE	2,928	132,855
Telekom Austria AG*	28,324	241,579
Verbund AG	13,817	1,274,478
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,625	210,300
voestalpine AG	22,712	1,001,956

		12,297,865

Belgium — 0.9%
Ackermans & van Haaren NV	4,604	793,376
Ageas SA	37,512	1,980,848
Anheuser-Busch InBev SA	171,848	10,845,699
Elia Group SA/NV(b)	6,823	806,417
Etablissements Franz Colruyt NV	12,848	730,507
Groupe Bruxelles Lambert SA	23,914	2,782,376
KBC Group NV	68,508	5,516,454
Proximus SADP	31,564	648,650
Sofina SA	3,193	1,497,147
Solvay SA	14,831	1,980,778
Telenet Group Holding NV	9,698	363,980
UCB SA	25,659	2,775,211
Umicore SA	40,510	2,514,327

		33,235,770

Brazil — 0.0%(c)
Yara International ASA	34,839	1,836,243

Chile — 0.0%(c)
Antofagasta plc	70,036	1,454,174

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
China — 0.4%
Budweiser Brewing Co. APAC Ltd.(a)	348,900	973,715
China Evergrande New Energy Vehicle Group Ltd.*(b)	494,500	798,683
Chow Tai Fook Jewellery Group Ltd.	445,800	934,618
ESR Cayman Ltd.*(a)	205,000	720,538
Prosus NV*	85,742	7,649,769
Wilmar International Ltd.	576,200	1,845,312

		12,922,635

Colombia — 0.0%(c)
Millicom International Cellular SA, SDR*	18,921	755,070

Denmark — 2.5%
Ambu A/S, Class B	34,907	1,291,443
AP Moller - Maersk A/S, Class A	644	1,721,673
AP Moller - Maersk A/S, Class B	1,281	3,555,061
Carlsberg A/S, Class B	20,150	3,723,428
Chr Hansen Holding A/S	20,880	1,877,901
Coloplast A/S, Class B	24,111	4,409,027
Danske Bank A/S	138,261	2,423,166
Demant A/S*(b)	20,961	1,281,084
DSV Panalpina A/S	40,466	9,864,192
Genmab A/S*	13,315	6,018,103
GN Store Nord A/S	28,045	2,457,678
H Lundbeck A/S	12,529	378,072
Novo Nordisk A/S, Class B	331,022	30,643,156
Novozymes A/S, Class B	42,166	3,312,764
Orsted A/S(a)	36,696	5,442,756
Pandora A/S	20,301	2,626,078
Rockwool International A/S, Class A	1,221	563,876
Rockwool International A/S, Class B	1,428	757,734
Tryg A/S	62,451	1,543,463
Vestas Wind Systems A/S	204,984	7,558,693

		91,449,348

Finland — 1.5%
Elisa OYJ	30,575	1,965,094
Fortum OYJ	88,357	2,434,262
Huhtamaki OYJ	19,675	1,047,898
Kesko OYJ, Class A	19,263	748,361
Kesko OYJ, Class B	55,438	2,376,182
Kone OYJ, Class B	81,868	6,780,852
Konecranes OYJ	13,157	566,325
Metso Outotec OYJ	143,023	1,623,902
Neste OYJ	87,442	5,375,134
Nokia OYJ*	1,152,040	7,078,531
Nokian Renkaat OYJ	26,222	1,105,926
Nordea Bank Abp	690,542	8,086,531
Orion OYJ, Class A	6,184	263,354
Orion OYJ, Class B	21,537	916,734
Sampo OYJ, Class A	102,364	4,926,641
Stora Enso OYJ, Class R	124,307	2,461,489
UPM-Kymmene OYJ	108,336	4,427,198
Wartsila OYJ Abp	98,492	1,483,734

		53,668,148

France — 9.9%
Adevinta ASA*	47,755	918,204
Aeroports de Paris*	5,485	664,873
Air Liquide SA	96,162	16,723,398
Airbus SE*	124,445	17,069,972
Alstom SA*	57,259	2,374,896
Amundi SA(a)	12,341	1,139,734
Arkema SA	13,557	1,725,596
Atos SE	19,867	950,095
AXA SA	422,251	10,935,055
BioMerieux	8,497	1,013,153
BNP Paribas SA	233,398	14,232,422
Bollore SA	187,301	1,046,699
Bouygues SA	45,606	1,757,722
Bureau Veritas SA	58,764	1,940,609
Capgemini SE	32,548	7,035,345
Carrefour SA	117,840	2,188,795
Cie de Saint-Gobain	108,131	7,729,025
Cie Generale des Etablissements Michelin SCA	36,200	5,912,999
Covivio, REIT	9,886	928,706
Credit Agricole SA	260,501	3,632,302
Danone SA	139,371	10,251,234
Dassault Aviation SA	487	579,848
Dassault Systemes SE	140,077	7,726,965
Edenred	50,057	2,908,110
Eiffage SA	16,913	1,724,191
Electricite de France SA	81,800	993,015
Engie SA	360,858	4,812,156
EssilorLuxottica SA	60,592	11,438,740
Faurecia SE	24,656	1,100,460
Gecina SA, REIT	11,026	1,748,625
Getlink SE	88,196	1,412,776
Hermes International	7,070	10,808,456
Iliad SA	3,127	673,884
Ipsen SA	8,249	881,493
Kering SA	14,970	13,430,178
Legrand SA	54,293	6,118,601
L’Oreal SA	48,937	22,388,375
LVMH Moet Hennessy Louis Vuitton SE	54,307	43,481,842
Orange SA	415,767	4,627,130
Pernod Ricard SA	40,935	9,034,631
Publicis Groupe SA	46,828	2,956,283
Safran SA	71,113	9,306,870
Sanofi	232,883	24,004,027
Sartorius Stedim Biotech	4,865	2,777,157
SEB SA	5,839	970,198
Societe Generale SA	161,097	4,717,844
Sodexo SA*	17,059	1,453,520
Suez SA	84,362	1,967,880
Teleperformance	11,921	5,028,241
Thales SA	21,653	2,272,587
TotalEnergies SE	507,126	22,114,109
Ubisoft Entertainment SA*	16,297	1,033,129
Unibail-Rodamco-Westfield, REIT*	28,107	2,339,512
Valeo	49,061	1,418,640
Veolia Environnement SA	110,590	3,627,070

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Vinci SA	99,660	10,551,459
Vivendi SE(b)	175,739	5,937,598
Worldline SA*(a)	45,957	4,301,581

		362,838,015

Germany — 8.3%
adidas AG	37,426	13,583,903
Allianz SE (Registered)	83,686	20,801,284
Aroundtown SA	243,349	1,904,711
BASF SE	186,435	14,649,788
Bayer AG (Registered)	199,418	11,881,135
Bayerische Motoren Werke AG	64,765	6,439,673
Bayerische Motoren Werke AG (Preference)	11,657	1,000,568
Beiersdorf AG	19,954	2,370,011
Brenntag SE	31,359	3,132,119
Commerzbank AG*	200,830	1,293,334
Continental AG*	21,923	2,978,134
Covestro AG(a)	36,083	2,324,512
Daimler AG (Registered)	169,384	15,115,749
Deutsche Bank AG (Registered)*	419,524	5,288,629
Deutsche Boerse AG	38,569	6,435,783
Deutsche Lufthansa AG (Registered)*(b)	61,294	692,278
Deutsche Post AG (Registered)	198,698	13,466,012
Deutsche Telekom AG (Registered)	657,225	13,640,162
Deutsche Wohnen SE	73,044	4,560,294
E.ON SE	455,725	5,602,461
Evonik Industries AG	38,787	1,348,629
Fresenius Medical Care AG & Co. KGaA	41,021	3,233,328
Fresenius SE & Co. KGaA	83,742	4,401,479
GEA Group AG	33,343	1,478,441
Hannover Rueck SE	12,237	2,056,838
HeidelbergCement AG	29,803	2,641,076
Henkel AG & Co. KGaA	20,040	1,822,136
Henkel AG & Co. KGaA (Preference)	36,165	3,666,576
HOCHTIEF AG	4,588	364,045
Infineon Technologies AG	265,083	10,129,928
KION Group AG	14,645	1,555,211
LANXESS AG	17,746	1,285,228
Merck KGaA	26,231	5,369,595
MTU Aero Engines AG	10,843	2,712,240
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	28,432	7,671,644
Porsche Automobil Holding SE (Preference)	31,080	3,363,826
Puma SE	20,812	2,552,997
RWE AG	137,257	4,880,267
SAP SE	221,937	31,850,496
Sartorius AG (Preference)	6,919	4,185,393
Siemens AG (Registered)	163,909	25,575,239
Siemens Energy AG*	81,126	2,207,022
Siemens Healthineers AG(a)	57,239	3,778,998
Symrise AG	26,116	3,850,778
Talanx AG	10,900	463,126
Telefonica Deutschland Holding AG	187,178	504,549
TUI AG*(b)	167,375	785,844
Uniper SE	20,267	791,284
United Internet AG (Registered)	23,229	961,387
Volkswagen AG (Preference)	37,246	9,072,030
Vonovia SE	114,868	7,647,791
Zalando SE*(a)	34,426	3,825,156

		303,193,117

Hong Kong — 2.5%
AIA Group Ltd.	2,454,600	29,371,165
ASM Pacific Technology Ltd.	63,100	813,592
Bank of East Asia Ltd. (The)	319,400	526,253
Cathay Pacific Airways Ltd.*	203,636	163,397
CK Asset Holdings Ltd.	402,000	2,735,088
CK Infrastructure Holdings Ltd.	126,500	763,666
CLP Holdings Ltd.	327,500	3,376,993
Dairy Farm International Holdings Ltd.	60,400	226,978
Hang Lung Properties Ltd.	374,000	968,058
Hang Seng Bank Ltd.	147,600	2,826,755
Henderson Land Development Co. Ltd.	276,000	1,233,141
HK Electric Investments & HK Electric Investments Ltd.(a)	466,000	472,618
HKT Trust & HKT Ltd.	738,000	1,003,148
Hong Kong & China Gas Co. Ltd.	2,267,100	3,687,073
Hong Kong Exchanges & Clearing Ltd.	242,000	15,466,145
Jardine Matheson Holdings Ltd.	53,300	3,171,120
Link, REIT	422,700	4,039,471
MTR Corp. Ltd.	313,500	1,858,632
New World Development Co. Ltd.	289,000	1,370,081
Power Assets Holdings Ltd.	278,000	1,797,324
Sino Land Co. Ltd.	648,000	992,975
Sun Hung Kai Properties Ltd.	311,500	4,456,123
Swire Pacific Ltd., Class A	103,000	639,819
Swire Pacific Ltd., Class B	180,000	183,864
Swire Properties Ltd.	217,000	617,182
Techtronic Industries Co. Ltd.	348,000	6,205,639
WH Group Ltd.(a)	1,918,000	1,589,193
Wharf Real Estate Investment Co. Ltd.	350,000	1,976,758

		92,532,251

Ireland — 0.7%
CRH plc	159,355	7,964,421
Flutter Entertainment plc*	30,948	5,275,827
Kerry Group plc, Class A	31,224	4,629,934
Kingspan Group plc	31,357	3,409,884
Smurfit Kappa Group plc	52,579	2,966,193

		24,246,259

Israel — 0.4%
Azrieli Group Ltd.	7,382	587,936
Bank Hapoalim BM*	226,881	1,805,504
Bank Leumi Le-Israel BM*	297,615	2,274,133
Bezeq The Israeli Telecommunication Corp. Ltd.*	414,526	442,750
Elbit Systems Ltd.	5,085	669,620
ICL Group Ltd.	139,782	1,018,605
Israel Discount Bank Ltd., Class A*	236,276	1,106,835
Mizrahi Tefahot Bank Ltd.*	28,242	855,891
Nice Ltd.*	12,816	3,566,476
Teva Pharmaceutical Industries Ltd.*	221,121	2,130,937

		14,458,687

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Italy — 2.1%
A2A SpA	321,237	681,553
Amplifon SpA	17,004	839,735
Assicurazioni Generali SpA	250,324	4,990,996
Atlantia SpA*	102,246	1,854,587
Banca Mediolanum SpA	50,173	493,795
Banco BPM SpA	307,564	922,702
Brembo SpA	31,508	440,329
Buzzi Unicem SpA	19,947	527,261
Davide Campari-Milano NV(b)	84,881	1,193,303
DiaSorin SpA(b)	4,013	814,457
Enel SpA	1,568,399	14,453,643
Eni SpA	512,315	6,058,441
Ferrari NV	25,975	5,660,942
FinecoBank Banca Fineco SpA*	123,798	2,216,781
Hera SpA	160,247	680,962
Infrastrutture Wireless Italiane SpA(a)	66,950	756,280
Intesa Sanpaolo SpA	3,549,692	9,806,195
Leonardo SpA*	82,997	652,249
Mediobanca Banca di Credito Finanziario SpA*	149,490	1,749,695
Moncler SpA	42,779	2,938,178
Nexi SpA*(a)(b)	72,636	1,556,248
Pirelli & C SpA(a)	89,316	539,362
Poste Italiane SpA(a)	92,789	1,227,830
Prysmian SpA	54,429	1,951,465
Recordati Industria Chimica e Farmaceutica SpA	20,376	1,260,290
Salvatore Ferragamo SpA*	13,751	274,270
Snam SpA	429,791	2,599,735
Telecom Italia SpA	1,236,104	576,308
Telecom Italia SpA	2,364,857	1,035,600
Terna - Rete Elettrica Nazionale	285,594	2,266,589
UniCredit SpA	432,636	5,174,921
UnipolSai Assicurazioni SpA(b)	91,899	255,139

		76,449,841

Japan — 24.7%
ABC-Mart, Inc.	6,400	352,873
Acom Co. Ltd.	95,700	392,795
Advance Residence Investment Corp., REIT	285	972,452
Advantest Corp.	40,100	3,540,068
Aeon Co. Ltd.	177,200	4,849,050
AEON Financial Service Co. Ltd.	23,400	288,286
Aeon Mall Co. Ltd.	21,100	321,609
AGC, Inc.	45,600	1,949,999
Air Water, Inc.	46,200	690,653
Aisin Corp.	36,800	1,489,809
Ajinomoto Co., Inc.	111,800	2,848,320
Alfresa Holdings Corp.	42,500	647,270
Alps Alpine Co. Ltd.	41,200	428,847
Amada Co. Ltd.	72,900	749,276
ANA Holdings, Inc.*	32,400	759,235
Aozora Bank Ltd.	24,600	553,696
Asahi Group Holdings Ltd.	97,500	4,386,966
Asahi Intecc Co. Ltd.	45,500	1,232,918
Asahi Kasei Corp.	282,600	3,081,730
Asics Corp.	38,500	850,258
Astellas Pharma, Inc.	377,400	6,010,994
Bandai Namco Holdings, Inc.	44,500	2,879,335
Bank of Kyoto Ltd. (The)	15,300	658,885
Benesse Holdings, Inc.	16,400	377,380
Bridgestone Corp.	124,500	5,484,833
Brother Industries Ltd.	53,500	1,088,775
Calbee, Inc.	24,000	551,384
Canon Marketing Japan, Inc.	10,800	241,912
Canon, Inc.	216,500	4,985,577
Casio Computer Co. Ltd.	46,300	754,645
Central Japan Railway Co.	41,400	6,022,242
Chiba Bank Ltd. (The)	152,200	865,817
Chubu Electric Power Co., Inc.	146,400	1,756,884
Chugai Pharmaceutical Co. Ltd.	129,200	4,761,089
Chugoku Electric Power Co., Inc. (The)	65,800	594,799
Coca-Cola Bottlers Japan Holdings, Inc.	30,900	504,263
Concordia Financial Group Ltd.	247,800	887,071
Cosmos Pharmaceutical Corp.	4,400	746,911
CyberAgent, Inc.	83,400	1,501,070
Dai Nippon Printing Co. Ltd.	57,400	1,352,650
Daicel Corp.	58,500	485,851
Daifuku Co. Ltd.	25,900	2,320,880
Dai-ichi Life Holdings, Inc.	231,600	4,262,607
Daiichi Sankyo Co. Ltd.	371,300	7,353,340
Daikin Industries Ltd.	59,500	12,425,548
Daito Trust Construction Co. Ltd.	14,000	1,644,859
Daiwa House Industry Co. Ltd.	134,700	4,129,934
Daiwa House REIT Investment Corp., REIT	402	1,196,874
Daiwa Securities Group, Inc.	306,900	1,613,786
DeNA Co. Ltd.	18,100	340,822
Denso Corp.	105,000	7,213,623
Dentsu Group, Inc.	49,600	1,723,798
DIC Corp.	17,300	467,516
Disco Corp.	6,000	1,713,341
East Japan Railway Co.	76,100	5,069,962
Eisai Co. Ltd.	60,200	4,951,621
Electric Power Development Co. Ltd.	35,500	519,712
ENEOS Holdings, Inc.	656,200	2,756,431
Ezaki Glico Co. Ltd.	11,800	440,837
FANUC Corp.	38,200	8,555,568
Fast Retailing Co. Ltd.	13,200	8,952,280
Fuji Electric Co. Ltd.	30,300	1,326,031
Fuji Media Holdings, Inc.	9,500	103,065
FUJIFILM Holdings Corp.	81,800	5,870,198
Fujitsu Ltd.	37,500	6,379,890
Fukuoka Financial Group, Inc.	38,700	652,293
GLP J-REIT, REIT	883	1,581,601
GMO Payment Gateway, Inc.	8,700	1,118,363
Hakuhodo DY Holdings, Inc.	62,200	946,094
Hamamatsu Photonics KK	29,800	1,656,897
Hankyu Hanshin Holdings, Inc.	51,900	1,534,723
Harmonic Drive Systems, Inc.	8,300	459,131

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Haseko Corp.	51,700	699,619
Hikari Tsushin, Inc.	4,200	727,149
Hino Motors Ltd.	59,000	517,235
Hirose Electric Co. Ltd.	6,600	988,724
Hisamitsu Pharmaceutical Co., Inc.	17,800	779,647
Hitachi Construction Machinery Co. Ltd.	21,700	613,144
Hitachi Ltd.	196,000	11,273,767
Hitachi Metals Ltd.*	40,500	790,925
Honda Motor Co. Ltd.	348,800	11,202,714
Hoshizaki Corp.	12,100	1,016,073
Hoya Corp.	74,500	10,517,138
Hulic Co. Ltd.	100,900	1,147,914
Ibiden Co. Ltd.	27,300	1,446,223
Idemitsu Kosan Co. Ltd.	50,600	1,191,117
Iida Group Holdings Co. Ltd.	37,600	907,315
Inpex Corp.	219,400	1,556,109
Isetan Mitsukoshi Holdings Ltd.	81,800	553,908
Isuzu Motors Ltd.	126,700	1,690,139
ITOCHU Corp.	285,900	8,462,423
Itochu Techno-Solutions Corp.	19,900	610,445
Izumi Co. Ltd.	9,200	314,911
J Front Retailing Co. Ltd.	55,800	470,204
Japan Airlines Co. Ltd.*	29,300	610,829
Japan Airport Terminal Co. Ltd.	17,700	764,885
Japan Exchange Group, Inc.	109,300	2,486,031
Japan Metropolitan Fund Invest, REIT	1,422	1,489,595
Japan Post Holdings Co. Ltd.*	301,500	2,559,265
Japan Post Insurance Co. Ltd.	40,700	721,551
Japan Prime Realty Investment Corp., REIT	198	774,425
Japan Real Estate Investment Corp., REIT	282	1,771,086
Japan Tobacco, Inc.	222,900	4,355,533
JFE Holdings, Inc.	117,400	1,427,555
JGC Holdings Corp.	53,600	482,544
JSR Corp.	43,100	1,444,712
JTEKT Corp.	51,300	487,406
Kajima Corp.	100,500	1,293,716
Kakaku.com, Inc.	26,900	734,079
Kamigumi Co. Ltd.	22,600	476,922
Kaneka Corp.	13,800	546,442
Kansai Electric Power Co., Inc. (The)	167,100	1,576,234
Kansai Paint Co. Ltd.	52,900	1,299,193
Kao Corp.	97,600	5,876,627
Kawasaki Heavy Industries Ltd.*	34,100	715,729
KDDI Corp.	332,200	10,159,873
Keihan Holdings Co. Ltd.	22,100	607,572
Keikyu Corp.	56,800	674,806
Keio Corp.	25,000	1,400,354
Keisei Electric Railway Co. Ltd.	34,800	1,036,434
Kewpie Corp.	24,900	559,924
Keyence Corp.	37,700	20,999,013
Kikkoman Corp.	39,000	2,388,241
Kinden Corp.	26,400	428,109
Kintetsu Group Holdings Co. Ltd.*	38,400	1,297,573
Kirin Holdings Co. Ltd.	176,500	3,228,327
Kobayashi Pharmaceutical Co. Ltd.	11,300	901,344
Kobe Bussan Co. Ltd.	25,000	841,760
Koito Manufacturing Co. Ltd.	26,300	1,609,575
Komatsu Ltd.	196,900	4,934,126
Konami Holdings Corp.	20,800	1,152,020
Kose Corp.	7,100	1,121,877
K’s Holdings Corp.	37,600	444,232
Kubota Corp.	233,400	4,880,737
Kuraray Co. Ltd.	72,400	672,277
Kurita Water Industries Ltd.	22,000	1,068,509
Kyocera Corp.	70,900	4,381,044
Kyowa Kirin Co. Ltd.	51,900	1,689,405
Kyushu Electric Power Co., Inc.	97,000	733,241
Kyushu Railway Co.	32,200	726,111
Lasertec Corp.	15,700	2,947,388
Lawson, Inc.	10,100	507,627
Lion Corp.	60,700	1,050,668
Lixil Corp.	59,200	1,615,573
M3, Inc.	87,000	5,690,382
Mabuchi Motor Co. Ltd.	11,800	443,779
Makita Corp.	57,000	2,963,942
Marubeni Corp.	335,100	2,852,175
Marui Group Co. Ltd.	44,900	786,518
Maruichi Steel Tube Ltd.	15,900	383,572
Matsumotokiyoshi Holdings Co. Ltd.	19,700	875,312
Mazda Motor Corp.*	121,800	1,201,545
McDonald’s Holdings Co. Japan Ltd.	13,700	617,403
Mebuki Financial Group, Inc.	241,900	517,717
Medipal Holdings Corp.	42,200	794,762
MEIJI Holdings Co. Ltd.	29,500	1,826,073
Mercari, Inc.*	20,900	1,093,923
MINEBEA MITSUMI, Inc.	86,900	2,346,379
MISUMI Group, Inc.	57,800	2,014,629
Mitsubishi Chemical Holdings Corp.	286,900	2,407,350
Mitsubishi Corp.	286,000	8,021,952
Mitsubishi Electric Corp.	435,500	5,908,538
Mitsubishi Estate Co. Ltd.	282,100	4,425,281
Mitsubishi Gas Chemical Co., Inc.	41,900	872,815
Mitsubishi HC Capital, Inc.	154,700	843,784
Mitsubishi Heavy Industries Ltd.	68,200	1,970,518
Mitsubishi Logistics Corp.	16,400	487,219
Mitsubishi Materials Corp.	26,800	559,149
Mitsubishi Motors Corp.*	141,200	396,733
Mitsubishi UFJ Financial Group, Inc.	2,618,900	13,834,816
Mitsui & Co. Ltd.	325,700	7,475,599
Mitsui Chemicals, Inc.	41,100	1,310,634
Mitsui Fudosan Co. Ltd.	195,400	4,569,873
Mitsui OSK Lines Ltd.	24,700	1,281,625
Mizuho Financial Group, Inc.	515,500	7,366,295
MonotaRO Co. Ltd.	50,300	1,157,039
MS&AD Insurance Group Holdings, Inc.	97,300	3,007,646
Murata Manufacturing Co. Ltd.	130,000	10,788,144
Nabtesco Corp.	25,600	969,637
Nagoya Railroad Co. Ltd.	40,100	675,272
Nankai Electric Railway Co. Ltd.	23,700	503,271
NEC Corp.	55,600	2,819,869

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Nexon Co. Ltd.	92,000	1,893,003
NGK Insulators Ltd.	55,800	893,629
NGK Spark Plug Co. Ltd.	34,700	511,033
NH Foods Ltd.	21,200	855,084
Nidec Corp.	111,700	12,537,601
Nihon M&A Center, Inc.	59,500	1,657,017
Nikon Corp.	71,000	660,964
Nintendo Co. Ltd.	24,300	12,492,706
Nippon Building Fund, Inc., REIT	334	2,158,526
Nippon Express Co. Ltd.	18,200	1,329,506
Nippon Paint Holdings Co. Ltd.	293,900	3,751,394
Nippon Prologis REIT, Inc., REIT	527	1,759,950
Nippon Sanso Holdings Corp.	42,600	942,995
Nippon Shinyaku Co. Ltd.	12,500	940,394
Nippon Steel Corp.	192,500	3,339,358
Nippon Telegraph & Telephone Corp.	261,700	6,701,645
Nippon Television Holdings, Inc.	10,500	116,742
Nippon Yusen KK	34,400	1,858,703
Nissan Chemical Corp.	29,300	1,436,101
Nissan Motor Co. Ltd.*	488,300	2,834,016
Nisshin Seifun Group, Inc.	53,400	860,946
Nissin Foods Holdings Co. Ltd.	17,600	1,252,422
Nitori Holdings Co. Ltd.	18,100	3,440,379
Nitto Denko Corp.	30,400	2,258,672
Nomura Holdings, Inc.	571,300	2,860,834
Nomura Real Estate Holdings, Inc.	24,500	607,513
Nomura Real Estate Master Fund, Inc., REIT	955	1,517,472
Nomura Research Institute Ltd.	75,000	2,413,488
NSK Ltd.	99,300	819,509
NTT Data Corp.	130,600	2,022,933
Obayashi Corp.	146,700	1,199,603
Obic Co. Ltd.	13,600	2,390,247
Odakyu Electric Railway Co. Ltd.	70,000	1,670,630
Oji Holdings Corp.	206,200	1,188,843
Olympus Corp.	262,000	5,391,790
Omron Corp.	41,400	3,542,808
Ono Pharmaceutical Co. Ltd.	100,500	2,294,231
Oracle Corp.	6,700	500,490
Orient Corp.	127,600	160,159
Oriental Land Co. Ltd.	45,200	6,192,416
ORIX Corp.	261,400	4,573,300
Orix JREIT, Inc., REIT	562	1,072,344
Osaka Gas Co. Ltd.	84,800	1,584,294
Otsuka Corp.	22,700	1,179,506
Otsuka Holdings Co. Ltd.	113,500	4,511,519
Pan Pacific International Holdings Corp.	122,300	2,552,895
Panasonic Corp.	473,600	5,718,750
Park24 Co. Ltd.*	23,600	444,992
PeptiDream, Inc.*	20,700	854,325
Persol Holdings Co. Ltd.	38,100	768,682
Pigeon Corp.	24,900	716,951
Pola Orbis Holdings, Inc.	17,700	423,108
Rakuten Group, Inc.	182,400	2,007,141
Recruit Holdings Co. Ltd.	343,900	17,824,560
Renesas Electronics Corp.*	281,600	3,056,385
Resona Holdings, Inc.	484,500	1,819,143
Ricoh Co. Ltd.	139,600	1,525,389
Rinnai Corp.	8,100	752,487
Rohm Co. Ltd.	18,200	1,775,557
Ryohin Keikaku Co. Ltd.	53,800	1,091,397
Santen Pharmaceutical Co. Ltd.	81,600	1,105,668
SBI Holdings, Inc.	50,500	1,208,867
SCSK Corp.	10,300	620,781
Secom Co. Ltd.	43,100	3,262,265
Sega Sammy Holdings, Inc.	35,500	447,774
Seibu Holdings, Inc.*	54,800	618,337
Seiko Epson Corp.	66,300	1,140,752
Sekisui Chemical Co. Ltd.	91,900	1,585,777
Sekisui House Ltd.	131,700	2,608,383
Seria Co. Ltd.	9,200	330,932
Seven & i Holdings Co. Ltd.	161,600	7,210,656
Seven Bank Ltd.	150,100	327,436
SG Holdings Co. Ltd.	102,300	2,750,750
Sharp Corp.	48,900	751,078
Shimadzu Corp.	56,100	2,262,541
Shimamura Co. Ltd.	5,200	502,662
Shimano, Inc.	17,800	4,556,428
Shimizu Corp.	142,800	1,051,658
Shin-Etsu Chemical Co. Ltd.	80,700	13,164,532
Shinsei Bank Ltd.	33,600	444,405
Shionogi & Co. Ltd.	57,100	3,007,154
Shiseido Co. Ltd.	81,600	5,453,795
Shizuoka Bank Ltd. (The)	115,000	830,491
Showa Denko KK	30,700	880,899
SMC Corp.	12,900	7,668,713
SoftBank Corp.	321,200	4,195,261
SoftBank Group Corp.	254,900	16,029,553
Sohgo Security Services Co. Ltd.	18,100	846,368
Sojitz Corp.	223,200	682,833
Sompo Holdings, Inc.	75,200	3,108,924
Sony Group Corp.	255,500	26,691,189
Square Enix Holdings Co. Ltd.	18,600	965,093
Stanley Electric Co. Ltd.	31,200	814,100
Subaru Corp.	124,800	2,451,943
SUMCO Corp.	51,600	1,193,422
Sumitomo Chemical Co. Ltd.	336,000	1,749,054
Sumitomo Corp.	241,400	3,280,606
Sumitomo Dainippon Pharma Co. Ltd.	38,700	670,101
Sumitomo Electric Industries Ltd.	160,800	2,284,440
Sumitomo Heavy Industries Ltd.	25,100	695,214
Sumitomo Metal Mining Co. Ltd.	55,700	2,257,375
Sumitomo Mitsui Financial Group, Inc.	278,700	9,394,722
Sumitomo Mitsui Trust Holdings, Inc.	75,600	2,481,635
Sumitomo Realty & Development Co. Ltd.	96,400	3,141,988
Sumitomo Rubber Industries Ltd.	38,000	511,447
Sundrug Co. Ltd.	14,000	454,470
Suntory Beverage & Food Ltd.	25,900	908,118
Suzuken Co. Ltd.	16,300	470,382
Suzuki Motor Corp.	99,400	4,044,138
Sysmex Corp.	33,500	3,986,186
T&D Holdings, Inc.	122,000	1,560,960

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Taiheiyo Cement Corp.	26,300	612,755
Taisei Corp.	42,400	1,428,939
Taisho Pharmaceutical Holdings Co. Ltd.	11,200	627,234
Takeda Pharmaceutical Co. Ltd.	319,700	10,641,703
TBS Holdings, Inc.	7,000	105,351
TDK Corp.	26,500	3,023,652
Teijin Ltd.	40,000	602,279
Terumo Corp.	146,700	5,693,537
THK Co. Ltd.	25,500	730,556
TIS, Inc.	47,500	1,231,972
Tobu Railway Co. Ltd.	42,100	1,094,768
Toho Co. Ltd.	28,800	1,253,796
Toho Gas Co. Ltd.	20,500	996,455
Tohoku Electric Power Co., Inc.	102,600	777,322
Tokio Marine Holdings, Inc.	142,000	6,767,871
Tokyo Century Corp.	10,700	588,853
Tokyo Electric Power Co. Holdings, Inc.*	162,700	433,628
Tokyo Electron Ltd.	31,900	13,156,372
Tokyo Gas Co. Ltd.	78,600	1,487,798
Tokyo Tatemono Co. Ltd.	42,000	631,886
Tokyu Corp.	115,600	1,549,353
Tokyu Fudosan Holdings Corp.	123,900	699,459
TOPPAN, Inc.	70,600	1,197,593
Toray Industries, Inc.	331,300	2,181,341
Toshiba Corp.	86,100	3,705,872
Tosoh Corp.	65,800	1,154,729
TOTO Ltd.	32,300	1,674,762
Toyo Seikan Group Holdings Ltd.	32,500	442,204
Toyo Suisan Kaisha Ltd.	21,100	805,542
Toyoda Gosei Co. Ltd.	15,000	352,586
Toyota Boshoku Corp.	18,400	371,194
Toyota Industries Corp.	41,300	3,464,454
Toyota Motor Corp.	516,600	46,378,011
Toyota Tsusho Corp.	48,600	2,294,642
Trend Micro, Inc.	28,600	1,489,005
Tsumura & Co.	14,200	447,924
Tsuruha Holdings, Inc.	7,400	873,680
Unicharm Corp.	89,500	3,592,291
United Urban Investment Corp., REIT	638	938,485
USS Co. Ltd.	44,800	779,876
Welcia Holdings Co. Ltd.	21,200	721,642
West Japan Railway Co.	38,500	2,091,800
Workman Co. Ltd.	4,800	331,169
Yakult Honsha Co. Ltd.	32,600	1,926,496
Yamada Holdings Co. Ltd.	160,100	756,385
Yamaha Corp.	33,300	1,845,287
Yamaha Motor Co. Ltd.	63,900	1,600,100
Yamato Holdings Co. Ltd.	72,900	2,100,988
Yamazaki Baking Co. Ltd.	36,800	505,264
Yaskawa Electric Corp.	54,400	2,693,710
Yokogawa Electric Corp.	49,000	753,825
Yokohama Rubber Co. Ltd. (The)	27,600	551,129
Z Holdings Corp.	544,000	2,722,820

ZOZO, Inc.	20,000	681,174

		901,402,466

Jordan — 0.0%(c)
Hikma Pharmaceuticals plc	32,593	1,198,491

Luxembourg — 0.2%
ArcelorMittal SA	141,029	4,925,500
Eurofins Scientific SE	24,774	2,963,279
RTL Group SA	7,618	431,279

		8,320,058

Macau — 0.2%
Galaxy Entertainment Group Ltd.*	428,000	2,900,574
MGM China Holdings Ltd.*	168,800	203,891
Sands China Ltd.*	492,400	1,677,141
SJM Holdings Ltd.*	429,000	386,923
Wynn Macau Ltd.*	296,000	379,356

		5,547,885

Mexico — 0.0%(c)
Fresnillo plc	37,778	429,775

Netherlands — 5.0%
Adyen NV*(a)	6,169	16,718,309
Aegon NV	286,302	1,218,960
Akzo Nobel NV	38,682	4,778,286
Argenx SE*	793	239,940
Argenx SE*	9,546	2,915,121
ASML Holding NV	85,151	65,088,122
EXOR NV	22,996	1,889,255
GrandVision NV*(a)	12,003	403,663
HAL Trust	17,608	3,100,008
Heineken Holding NV	20,461	2,012,809
Heineken NV	47,941	5,582,816
ING Groep NV	792,463	10,167,856
JDE Peet’s NV	14,350	483,104
Koninklijke Ahold Delhaize NV	212,264	6,598,199
Koninklijke DSM NV	35,482	7,152,518
Koninklijke KPN NV(b)	716,614	2,351,478
Koninklijke Philips NV	184,927	8,526,891
Koninklijke Vopak NV	13,414	567,983
NN Group NV	64,522	3,207,801
Randstad NV	25,387	1,841,844
Royal Dutch Shell plc, Class A	832,486	16,733,753
Royal Dutch Shell plc, Class B	752,304	14,864,903
Wolters Kluwer NV	54,306	6,191,069

		182,634,688

New Zealand — 0.3%
a2 Milk Co. Ltd. (The)*	152,282	662,102
Auckland International Airport Ltd.*	245,116	1,236,696
Contact Energy Ltd.	157,539	895,466
Fisher & Paykel Healthcare Corp. Ltd.	117,015	2,575,722
Fletcher Building Ltd.	169,026	900,014
Mercury NZ Ltd.	128,517	591,313
Meridian Energy Ltd.	257,499	936,239
Ryman Healthcare Ltd.	85,106	781,692
Spark New Zealand Ltd.	379,002	1,250,998

		9,830,242

Norway — 0.6%
Aker ASA, Class A	4,829	370,241
Aker BP ASA	21,928	590,714

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
DNB Bank ASA	179,379	3,676,003
Equinor ASA	218,220	4,250,750
Gjensidige Forsikring ASA	38,964	891,617
Kongsberg Gruppen ASA	18,268	523,213
Leroy Seafood Group ASA	57,431	523,230
Mowi ASA	91,316	2,326,712
Norsk Hydro ASA	277,187	1,844,125
Orkla ASA	164,657	1,495,482
Salmar ASA	11,155	739,931
Schibsted ASA, Class A	15,695	831,890
Schibsted ASA, Class B	20,291	937,983
Storebrand ASA	94,955	815,288
Telenor ASA	130,674	2,268,781

		22,085,960

Poland — 0.3%
Allegro.eu SA*(a)	43,613	748,298
Bank Polska Kasa Opieki SA*	35,691	871,695
CD Projekt SA	14,313	689,238
Cyfrowy Polsat SA	55,826	495,008
Dino Polska SA*(a)	9,750	780,567
Grupa Lotos SA	17,637	243,066
ING Bank Slaski SA*	6,605	327,464
KGHM Polska Miedz SA	27,608	1,393,952
LPP SA	268	962,783
mBank SA*	2,668	222,041
Orange Polska SA*	130,527	259,529
PGE Polska Grupa Energetyczna SA*	163,203	367,180
Polski Koncern Naftowy ORLEN SA	59,034	1,118,371
Polskie Gornictwo Naftowe i Gazownictwo SA	328,412	535,830
Powszechna Kasa Oszczednosci Bank Polski SA*	175,076	1,719,690
Powszechny Zaklad Ubezpieczen SA*	115,680	1,128,098
Santander Bank Polska SA*	6,839	455,219

		12,318,029

Portugal — 0.1%
EDP - Energias de Portugal SA	563,487	2,922,794
Galp Energia SGPS SA	92,359	900,659
Jeronimo Martins SGPS SA	50,320	1,025,212

		4,848,665

Russia — 0.1%
Coca-Cola HBC AG*	40,617	1,533,814
Evraz plc	111,220	950,249
Polymetal International plc	56,719	1,232,474

		3,716,537

Singapore — 1.1%
Ascendas, REIT	667,700	1,536,540
CapitaLand Integrated Commercial Trust, REIT	919,872	1,457,607
CapitaLand Ltd.*	507,300	1,507,173
City Developments Ltd.	93,800	473,174
ComfortDelGro Corp. Ltd.	408,600	474,023
DBS Group Holdings Ltd.	363,300	8,129,329
Frasers Property Ltd.	166,400	138,785
Genting Singapore Ltd.	1,163,200	694,080
Great Eastern Holdings Ltd.	11,500	183,440
Jardine Cycle & Carriage Ltd.	20,800	314,680
Keppel, REIT	398,000	352,806
Keppel Corp. Ltd.	292,200	1,181,303
Mapletree Commercial Trust, REIT	445,200	708,788
Mapletree North Asia Commercial Trust, REIT(a)	425,300	317,104
Olam International Ltd.	144,600	140,587
Oversea-Chinese Banking Corp. Ltd.	818,100	7,401,545
SATS Ltd.*	136,500	403,655
Sembcorp Industries Ltd.	180,800	278,893
Singapore Airlines Ltd.*	265,150	994,052
Singapore Exchange Ltd.	166,600	1,457,747
Singapore Technologies Engineering Ltd.	306,800	906,035
Singapore Telecommunications Ltd.	1,407,500	2,359,095
Suntec, REIT	438,000	471,350
United Overseas Bank Ltd.	312,500	6,041,746
UOL Group Ltd.	95,800	514,884
Venture Corp. Ltd.	55,600	779,893

		39,218,314

South Africa — 0.3%
Anglo American plc	276,691	12,261,278

South Korea — 0.2%
Delivery Hero SE*(a)	37,913	5,667,714

Spain — 2.4%
Acciona SA	4,340	665,380
ACS Actividades de Construccion y Servicios SA	54,857	1,442,922
Aena SME SA*(a)	14,919	2,375,804
Amadeus IT Group SA*	91,447	5,997,169
Banco Bilbao Vizcaya Argentaria SA	1,353,480	8,664,282
Banco Santander SA	3,519,899	12,893,936
CaixaBank SA	883,541	2,624,039
Cellnex Telecom SA(a)	110,316	7,194,439
EDP Renovaveis SA	54,599	1,282,408
Enagas SA	50,519	1,160,297
Endesa SA	64,472	1,566,066
Ferrovial SA	101,165	3,002,090
Grifols SA(b)	59,680	1,517,772
Grifols SA (Preference), Class B	53,606	822,547
Iberdrola SA	1,185,542	14,268,108
Industria de Diseno Textil SA	227,746	7,724,327
Mapfre SA	200,136	412,307
Naturgy Energy Group SA	68,890	1,778,053
Red Electrica Corp. SA	87,865	1,740,498
Repsol SA	285,233	3,124,134
Siemens Gamesa Renewable Energy SA*	45,625	1,272,430
Telefonica SA	1,049,709	4,802,262

		86,331,270

Sweden — 4.0%
Alfa Laval AB	60,453	2,524,573
Assa Abloy AB, Class B	201,308	6,457,215
Atlas Copco AB, Class A	131,201	8,885,594

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Atlas Copco AB, Class B	79,214	4,503,978
Axfood AB	21,301	576,548
Boliden AB*	55,523	2,163,842
Castellum AB	49,528	1,387,136
Electrolux AB, Series B	51,280	1,346,785
Elekta AB, Class B	74,817	1,091,993
Embracer Group AB*	61,631	1,595,103
Epiroc AB, Class A	127,081	2,960,305
Epiroc AB, Class B	79,154	1,590,320
EQT AB	42,558	2,051,387
Essity AB, Class A	5,633	183,548
Essity AB, Class B	123,528	4,041,555
Evolution AB(a)	32,758	5,699,900
Fabege AB	55,625	963,269
Fastighets AB Balder, Class B*	20,637	1,424,129
Getinge AB, Class B	44,367	1,928,059
H & M Hennes & Mauritz AB, Class B*(b)	154,176	3,223,316
Hexagon AB, Class B	399,894	6,619,685
Hexpol AB	53,414	727,229
Holmen AB, Class B	18,992	999,779
Husqvarna AB, Class A	5,505	77,257
Husqvarna AB, Class B	83,987	1,175,283
ICA Gruppen AB	18,977	938,004
Industrivarden AB, Class A	32,532	1,298,023
Industrivarden AB, Class C	34,119	1,306,075
Indutrade AB	53,878	1,757,413
Intrum AB(b)	13,094	405,720
Investment AB Latour, Class B(b)	25,508	996,903
Investor AB, Class A	106,295	2,641,135
Investor AB, Class B	369,820	9,158,415
Kinnevik AB, Class B*	49,099	2,140,511
L E Lundbergforetagen AB, Class B	13,092	934,219
Lifco AB, Class B	43,011	1,261,509
Lundin Energy AB	38,887	1,212,278
Nibe Industrier AB, Class B	289,368	3,457,944
Nordnet AB publ	30,446	491,258
Saab AB, Class B	16,707	506,938
Sandvik AB	221,524	5,776,525
Securitas AB, Class B	64,975	1,145,732
Sinch AB*(a)	108,551	2,189,012
Skandinaviska Enskilda Banken AB, Class A	325,954	4,408,509
Skanska AB, Class B	81,236	2,293,266
SKF AB, Class A	3,025	80,471
SKF AB, Class B	76,604	2,038,176
SSAB AB, Class A*	50,111	286,173
SSAB AB, Class B*	127,982	654,223
Svenska Cellulosa AB SCA, Class A	6,716	126,543
Svenska Cellulosa AB SCA, Class B	121,684	2,263,341
Svenska Handelsbanken AB, Class A	311,863	3,514,481
Svenska Handelsbanken AB, Class B	7,355	88,379
Swedbank AB, Class A	188,422	3,669,261
Swedish Match AB	329,243	2,948,362
Swedish Orphan Biovitrum AB*	39,870	779,190
Tele2 AB, Class B	101,658	1,493,256
Telefonaktiebolaget LM Ericsson, Class A	12,218	142,250
Telefonaktiebolaget LM Ericsson, Class B	542,579	6,258,204
Telia Co. AB	498,076	2,184,716
Trelleborg AB, Class B	49,239	1,217,169
Volvo AB, Class A	43,361	1,054,297
Volvo AB, Class B	322,439	7,603,685

		144,919,354

Switzerland — 9.4%
ABB Ltd. (Registered)	387,290	14,158,686
Adecco Group AG (Registered)	33,113	1,983,010
Alcon, Inc.	101,435	7,384,373
Baloise Holding AG (Registered)	9,910	1,562,515
Barry Callebaut AG (Registered)	505	1,279,991
Chocoladefabriken Lindt & Spruengli AG	216	2,420,268
Chocoladefabriken Lindt & Spruengli AG (Registered)	21	2,434,178
Cie Financiere Richemont SA (Registered)	105,953	13,558,723
Credit Suisse Group AG (Registered)	491,876	4,938,091
EMS-Chemie Holding AG (Registered)	1,428	1,583,023
Geberit AG (Registered)	7,522	6,176,151
Givaudan SA (Registered)	1,609	8,030,917
Holcim Ltd.*	103,766	6,082,886
Julius Baer Group Ltd.	45,425	2,998,142
Kuehne + Nagel International AG (Registered)	10,234	3,452,266
Lonza Group AG (Registered)	15,119	11,772,047
Mediclinic International plc*	97,273	376,538
Nestle SA (Registered)	584,804	74,053,543
Novartis AG (Registered)	500,774	46,310,788
Partners Group Holding AG	3,789	6,472,991
Roche Holding AG	142,609	55,091,595
Roche Holding AG	5,519	2,368,898
Schindler Holding AG	8,263	2,675,028
Schindler Holding AG (Registered)	3,949	1,230,515
SGS SA (Registered)	1,040	3,366,143
Sika AG (Registered)	28,783	10,139,403
Sonova Holding AG (Registered)	10,979	4,310,739
STMicroelectronics NV	133,080	5,476,744
Straumann Holding AG (Registered)	2,330	4,319,864
Swatch Group AG (The)	5,870	1,958,132
Swatch Group AG (The) (Registered)	11,988	778,546
Swiss Life Holding AG (Registered)	6,495	3,350,141
Swisscom AG (Registered)	5,153	3,096,963
Temenos AG (Registered)	13,436	2,134,289
UBS Group AG (Registered)	783,334	12,906,047
Vifor Pharma AG	8,839	1,236,150
Zurich Insurance Group AG	30,536	12,311,346

		343,779,670

United Arab Emirates — 0.0%
NMC Health plc*‡	300	—

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
United Kingdom — 12.0%
3i Group plc	197,534	3,510,809
Abrdn plc	442,653	1,746,237
Admiral Group plc	52,447	2,477,518
Allfunds Group plc*	21,715	382,642
Ashtead Group plc	91,203	6,824,666
ASOS plc*	14,333	757,885
Associated British Foods plc	72,316	2,010,881
AstraZeneca plc	314,121	36,095,607
Auto Trader Group plc*(a)	196,694	1,782,078
AVEVA Group plc	24,448	1,333,934
Aviva plc	797,571	4,283,465
BAE Systems plc	654,568	5,248,026
Barclays plc	3,242,451	7,843,746
Barratt Developments plc	206,703	2,020,039
Berkeley Group Holdings plc	24,692	1,662,461
BP plc	4,080,180	16,377,938
British American Tobacco plc	463,740	17,247,592
British Land Co. plc (The), REIT	190,390	1,347,948
BT Group plc*	1,780,576	4,288,937
Bunzl plc	68,411	2,534,438
Burberry Group plc	82,178	2,357,152
Centrica plc*	1,203,433	759,401
CK Hutchison Holdings Ltd.	550,000	4,018,469
CNH Industrial NV	202,175	3,375,833
Coca-Cola Europacific Partners plc	40,625	2,521,187
Compass Group plc*	362,409	7,657,660
ConvaTec Group plc(a)	328,826	1,082,794
Croda International plc	28,931	3,386,697
DCC plc	20,573	1,722,440
Deliveroo plc*(a)(b)	79,581	365,941
Derwent London plc, REIT	22,959	1,157,646
Diageo plc	473,245	23,466,450
Direct Line Insurance Group plc	274,612	1,135,171
Dr. Martens plc*	93,372	561,978
DS Smith plc	278,746	1,637,461
easyJet plc*	64,894	761,459
Entain plc*	118,830	2,996,452
Experian plc	186,958	8,230,979
GlaxoSmithKline plc	1,016,795	20,075,421
Halma plc	77,057	3,093,143
Harbour Energy plc*	9,394	42,667
Hargreaves Lansdown plc	55,846	1,266,630
Hiscox Ltd.*	72,567	881,199
HSBC Holdings plc	4,211,982	23,250,946
Imperial Brands plc	192,714	4,126,065
Informa plc*	305,114	2,096,535
InterContinental Hotels Group plc*	38,100	2,516,261
Intertek Group plc	32,763	2,347,335
ITV plc*	735,388	1,143,493
J Sainsbury plc	355,802	1,401,088
JD Sports Fashion plc	100,518	1,252,474
Johnson Matthey plc	40,384	1,669,243
Kingfisher plc	428,576	2,201,350
Land Securities Group plc, REIT	152,502	1,500,982
Legal & General Group plc	1,211,281	4,387,827
Lloyds Banking Group plc	14,402,684	9,106,342
London Stock Exchange Group plc	65,740	6,854,793
M&G plc	527,743	1,652,490
Marks & Spencer Group plc*	401,204	755,278
Meggitt plc*	158,604	1,033,665
Melrose Industries plc	986,155	2,191,503
National Grid plc	774,376	9,901,258
Natwest Group plc	1,075,657	3,019,065
Next plc*	26,989	2,956,472
Ocado Group plc*	123,117	3,172,418
Pearson plc	153,505	1,849,807
Persimmon plc	64,771	2,612,708
Phoenix Group Holdings plc	166,319	1,567,362
Prudential plc	530,925	9,970,151
Reckitt Benckiser Group plc	149,508	11,437,310
RELX plc	402,403	11,828,347
Rentokil Initial plc	377,412	2,973,058
Rightmove plc	177,730	1,733,658
Rolls-Royce Holdings plc*	1,698,506	2,345,841
Royal Mail plc	202,989	1,422,217
Sage Group plc (The)	227,500	2,217,530
Schroders plc	25,233	1,281,436
Schroders plc (Non-Voting)	9,391	333,409
Segro plc, REIT	243,339	4,113,460
Severn Trent plc	49,173	1,911,430
Smith & Nephew plc	179,617	3,665,403
Smiths Group plc	80,460	1,738,448
Spirax-Sarco Engineering plc	14,966	3,118,145
SSE plc(b)	212,782	4,266,168
St. James’s Place plc	109,427	2,410,894
Standard Chartered plc	531,815	3,188,127
Subsea 7 SA	46,278	370,508
Tate & Lyle plc	95,094	975,553
Taylor Wimpey plc	740,086	1,692,033
Tesco plc	1,569,427	5,080,866
THG plc*	155,636	1,266,636
Travis Perkins plc*	45,674	1,080,284
Unilever plc	533,702	30,715,370
United Utilities Group plc	138,409	2,060,838
Vodafone Group plc	5,439,928	8,747,140
Weir Group plc (The)*	52,695	1,268,920
Whitbread plc*	40,882	1,727,909
Wm Morrison Supermarkets plc	489,130	1,819,387
WPP plc	246,159	3,183,582

		436,841,895

United States — 1.3%
Carnival plc*	37,006	732,489
Ferguson plc	47,128	6,606,832
James Hardie Industries plc, CHDI	90,177	3,042,443
JS Global Lifestyle Co. Ltd.(a)	190,000	479,082
QIAGEN NV*	46,853	2,511,001
Schneider Electric SE	109,355	18,315,706
Stellantis NV	449,643	8,622,594
Swiss Re AG	57,362	5,200,469
Tenaris SA	95,849	976,600

		46,487,216

TOTAL COMMON STOCKS (Cost $3,031,582,678)		3,635,570,665

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 0.7%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e) (Cost $9,565,974)	9,565,974	9,565,974

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(d)(e)	13,493,852	13,493,852
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)	1,930,156	1,930,156

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $15,424,008)		15,424,008

TOTAL SHORT-TERM INVESTMENTS (Cost $24,989,982)		24,989,982

Total Investments — 100.2% (Cost $3,056,572,660)		3,660,560,647
Liabilities in Excess of Other Assets — (0.2)%		(6,737,662)

Net Assets — 100.0%		3,653,822,985

Percentages indicated are based on net assets.

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	8.2%
Pharmaceuticals	8.0
Insurance	4.7
Chemicals	3.7
Metals & Mining	3.5
Machinery	3.4
Food Products	3.3
Textiles, Apparel & Luxury Goods	3.3
Automobiles	3.3
Semiconductors & Semiconductor Equipment	3.0
Oil, Gas & Consumable Fuels	2.9
Capital Markets	2.6
Health Care Equipment & Supplies	2.3
Electrical Equipment	2.0
Beverages	1.9
Personal Products	1.9
Electric Utilities	1.9
Diversified Telecommunication Services	1.8
IT Services	1.8
Professional Services	1.7
Electronic Equipment, Instruments & Components	1.7
Real Estate Management & Development	1.6
Industrial Conglomerates	1.6
Trading Companies & Distributors	1.5
Software	1.5
Household Durables	1.5
Food & Staples Retailing	1.4
Equity Real Estate Investment Trusts (REITs)	1.4
Hotels, Restaurants & Leisure	1.3
Building Products	1.3
Aerospace & Defense	1.2
Wireless Telecommunication Services	1.1
Auto Components	1.1
Diversified Financial Services	1.0
Others (each less than 1.0%)	14.9
Short-Term Investments	0.7

Abbreviations

APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $14,474,382.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	151	09/2021	USD	17,517,510	148,794

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$286,393,735	$—		$286,393,735
Austria	924,848	11,373,017	—		12,297,865
Belgium	—	33,235,770	—		33,235,770
Brazil	—	1,836,243	—		1,836,243
Chile	—	1,454,174	—		1,454,174
China	—	12,922,635	—		12,922,635
Colombia	—	755,070	—		755,070
Denmark	1,877,901	89,571,447	—		91,449,348
Finland	1,011,715	52,656,433	—		53,668,148
France	—	362,838,015	—		362,838,015
Germany	—	303,193,117	—		303,193,117
Hong Kong	—	92,532,251	—		92,532,251
Ireland	4,629,934	19,616,325	—		24,246,259
Israel	—	14,458,687	—		14,458,687
Italy	—	76,449,841	—		76,449,841
Japan	1,581,601	899,820,865	—		901,402,466
Jordan	—	1,198,491	—		1,198,491
Luxembourg	—	8,320,058	—		8,320,058
Macau	—	5,547,885	—		5,547,885
Mexico	—	429,775	—		429,775
Netherlands	886,767	181,747,921	—		182,634,688
New Zealand	—	9,830,242	—		9,830,242
Norway	4,613,986	17,471,974	—		22,085,960
Poland	2,793,082	9,524,947	—		12,318,029
Portugal	1,025,212	3,823,453	—		4,848,665
Russia	—	3,716,537	—		3,716,537
Singapore	—	39,218,314	—		39,218,314
South Africa	—	12,261,278	—		12,261,278
South Korea	—	5,667,714	—		5,667,714
Spain	1,282,408	85,048,862	—		86,331,270
Sweden	8,439,509	136,479,845	—		144,919,354
Switzerland	6,134,437	337,645,233	—		343,779,670
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	7,251,982	429,589,913	—		436,841,895
United States	—	46,487,216	—		46,487,216

Total Common Stocks	42,453,382	3,593,117,283	—	(a)	3,635,570,665

Short-Term Investments
Investment Companies	9,565,974	—	—		9,565,974
Investment of Cash Collateral from Securities Loaned	15,424,008	—	—		15,424,008

Total Short-Term Investments	24,989,982	—	—		24,989,982

Total Investments in Securities	$67,443,364	$3,593,117,283	$—	(a)	$3,660,560,647

Appreciation in Other Financial Instruments
Futures Contracts	$148,794	$—	$—		$148,794

(a)	Value is zero.

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$19,997,201	$217,000,000	$223,500,000	$(3,549)	$200	$13,493,852	13,493,852	$21,841	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	55,278,375	45,712,401	—	—	9,565,974	9,565,974	238	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,320,963	148,738,885	149,129,692	—	—	1,930,156	1,930,156	1,026	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	5,136,138	66,572,818	71,708,956	—	—	—	—	768	—

Total	$27,454,302	$487,590,078	$490,051,049	$(3,549)	$200	$24,989,982		$23,873	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.